Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

Management evaluated all additional events subsequent to the balance sheet date through November 14, 2022, the date the financial statements were available to be issued, and determined that no items were required to be disclosed.

Note 10 – Subsequent Events

Management evaluated all additional events subsequent to the balance sheet date through June 3, 2022, the date the financial statements were available to be issued, and determined the following items:

On January 22, 2022, the Company received notice of forgiveness for the PPP loan entered into on March 9, 2021 for $73,007 and $641 in interest that reduced the note liability in its entirety.

On February 8, 2022, and March 11, 2022, the Company sold $365,000 and $224,985, respectively, in 6% convertible notes (the “Notes”), which bear 6% interest, are repayable three years from the date of issuance, and will convert automatically into shares of common stock (the “Conversion Shares”) at a conversion price of $2.50 per share upon closing of this offering. Boustead Securities LLC acted as placement agent for this offering and received compensation of $36,500 and $22,250, respectively, and warrants to purchase shares of common stock equal to 10% of the Conversion Shares, exercisable at the conversion price of the Convertible Notes.

Effective March 30, 2022, the Company issued 1,678 shares (839 shares post-reverse split) of common stock to correct an issuance error on completion of the 2018 share exchange which is valued at $16,340 common stock to be issued.

Effective April 1, 2022, pursuant to the consent of the Company’s board of directors and a majority of its common stockholders, the Company effectuated a two-for-one reverse split, pursuant to which each stockholder received one share of common stock for every two shares held.

On April 6, 2022, the Company submitted the final invoice for “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects,” for $211,455, following the completion of the Final Quarterly Progress Report to NIH covering the performance period of 9/16/2019-3/15/2022. The invoice was paid in full on April 27, 2022.